Assets held for sale and liabilities directly associated with assets held for sale (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets held for sale and liabilities directly associated with assets held for sale
Non-current assets or disposal groups classified as held for sale	€ 18	€ 295